ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

	September 30, 2012	December 31, 2011
Cumulative foreign currency translation adjustment	$68,528	$43,836
Pension liability adjustment net of taxes of $3,095 and $3,267, respectively	(5,111)	(5,394)
Unrealized gains on retained interests net of taxes of $1,148 and $1,959, respectively	1,896	3,234
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)

Total	$55,625	$28,716

	2011	2010
Cumulative foreign translation adjustment	$43,836	$55,848
Pension liability adjustment net of taxes of $3,267 and $3,089	(5,394)	(5,006)
Unrealized gains on retained interests, net of taxes of $1,959 and $3,698	3,234	5,836
Unrealized loss on derivative financial instruments, net of taxes of $6,957 and $6,532	(12,960)	(11,036)

Total	$28,716	$45,642